PIA HIGH YIELD (MACS) FUND
Schedule of Investments - February 28, 2022 (Unaudited)

Principal Amount/Shares			Value
	COMMON STOCKS	0.1%
	Building Materials
2,996	Northwest Hardwoods (d) (e)		$173,768
	Total Common Stocks (cost $137,017)		173,768

	CORPORATE BONDS	94.2%
	Advertising	0.8%
	Clear Channel Outdoor Holdings, Inc.
$1,050,000	7.75%, due 4/15/28 (b)		1,090,425
	Advertising Sales	1.1%
	Outfront Media Capital LLC / Outfront Media Capital Corp.
1,450,000	4.25%, due 1/15/29 (b)		1,384,801
	Aerospace/Defense	2.3%
	F-Brasile SpA / F-Brasile US LLC
1,500,000	7.375%, due 8/15/26 (b)		1,450,253
	Triumph Group, Inc.
300,000	6.25%, due 9/15/24 (b)		298,053
1,250,000	7.75%, due 8/15/25		1,255,937
			3,004,243
	Appliances	0.9%
	WASH Multifamily Acquisition, Inc.
1,185,000	5.75%, due 4/15/26 (b)		1,195,659
	Auto Manufacturers	1.1%
	PM General Purchaser LLC
1,475,000	9.50%, due 10/1/28 (b)		1,413,736
	Auto Parts & Equipment	2.1%
	Dealer Tire LLC / DT Issuer LLC
1,506,000	8.00%, due 2/1/28 (b)		1,508,922
	Dornoch Debt Merger Sub, Inc.
1,400,000	6.625%, due 10/15/29 (b)		1,300,250
			2,809,172
	Building - Heavy Construction	2.1%
	IEA Energy Services LLC
1,475,000	6.625%, due 8/15/29 (b)		1,367,074
	Railworks Holdings LP / Railworks Rally, Inc.
1,350,000	8.25%, due 11/15/28 (b)		1,378,444
			2,745,518
	Building & Construction	1.2%
	Brundage-Bone Concrete Pumping Holdings, Inc.
1,350,000	6.00%, due 2/1/26 (b)		1,336,581
	INNOVATE Corp.
275,000	8.50%, due 2/1/26 (b)		273,925
			1,610,506
	Building Materials	5.7%
	APi Group DE, Inc.
1,285,000	4.125%, due 7/15/29 (b)		1,185,522
	CP Atlas Buyer, Inc.
1,205,000	7.00%, due 12/1/28 (b)		1,087,934

	Eco Material Technologies, Inc.
1,525,000	7.875%, due 1/31/27 (b)		1,544,413
	MIWD Holdco II LLC / MIWD Finance Corp.
1,475,000	5.50%, due 2/1/30 (b)		1,408,337
	New Enterprise Stone & Lime Co., Inc.
1,400,000	5.25%, due 7/15/28 (b)		1,363,152
	SRM Escrow Issuer LLC
875,000	6.00%, due 11/1/28 (b)		873,994
			7,463,352
	Business Support Services	0.5%
	Everi Holdings, Inc.
650,000	5.00%, due 7/15/29 (b)		638,227
	Chemicals - Diversified	5.2%
	Innophos Holdings, Inc.
1,300,000	9.375%, due 2/15/28 (b)		1,386,853
	Iris Holdings, Inc.
650,000	8.75% Cash or 9.50% PIK, due 2/15/26 (b) (c)		654,680
	LSF11 A5 HoldCo LLC
1,400,000	6.625%, due 10/15/29 (b)		1,326,500
	Polar US Borrower LLC / Schenectady International Group, Inc.
1,675,000	6.75%, due 5/15/26 (b)		1,527,022
	SCIH Salt Holdings, Inc.
1,000,000	4.875%, due 5/1/28 (b)		957,500
1,025,000	6.625%, due 5/1/29 (b)		964,847
			6,817,402
	Chemicals - Plastics	1.1%
	Neon Holdings, Inc.
1,400,000	10.125%, due 4/1/26 (b)		1,475,712
	Chemicals - Specialty	4.2%
	EverArc Escrow Sarl
1,450,000	5.00%, due 10/30/29 (b)		1,343,505
	Herens Holdco Sarl
1,500,000	4.75%, due 5/15/28 (b)		1,404,015
	SCIL IV LLC / SCIL USA Holdings LLC
1,350,000	5.375%, due 11/1/26 (b)		1,349,730
	Unifrax Escrow Issuer Corp.
1,450,000	5.25%, due 9/30/28 (b)		1,390,811
			5,488,061
	Commercial Services	4.0%
	Alta Equipment Group, Inc.
667,000	5.625%, due 4/15/26 (b)		664,355
	CPI Acquisition, Inc.
1,500,000	8.625%, due 3/15/26 (b)		1,429,253
	NESCO Holdings II, Inc.
1,500,000	5.50%, due 4/15/29 (b)		1,443,818
	StoneMor, Inc.
1,625,000	8.50%, due 5/15/29 (b)		1,640,381
			5,177,807
	Consumer Services	1.0%
	Cimpress Plc
1,335,000	7.00%, due 6/15/26 (b)		1,323,319

	Containers and Packaging	0.7%
	Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer, Inc.
950,000	4.375%, due 10/15/28 (b)		878,688
	Diversified Financial Services	1.1%
	VistaJet Malta Finance PLC / XO Management Holding, Inc.
1,475,000	6.375%, due 2/1/30 (b)		1,406,442
	Diversified Manufacturing	0.6%
	FXI Holdings, Inc.
295,000	12.25%, due 11/15/26 (b)		316,022
	Husky III Holding Ltd.
500,000	13.00% Cash or 13.75% PIK, due 2/15/25 (b) (c)		523,317
			839,339
	Electronics	0.8%
	Atkore, Inc.
1,100,000	4.25%, due 6/1/31 (b)		1,068,023
	Engineering & Construction	3.2%
	Arcosa, Inc.
1,500,000	4.375%, due 4/15/29 (b)		1,423,883
	Artera Services LLC
1,250,000	9.033%, due 12/4/25 (b)		1,255,781
	Promontoria Holding 264 BV
1,500,000	7.875%, due 3/1/27 (b)		1,474,800
			4,154,464
	Enterprise Software & Services	2.2%
	Helios Software Holdings Inc. / ION Corporate Solutions Finance Sarl
1,625,000	4.625%, due 5/1/28 (b)		1,529,499
	Rocket Software, Inc.
1,350,000	6.50%, due 2/15/29 (b)		1,254,285
			2,783,784
	Entertainment	1.1%
	Premier Entertainment Sub LLC / Premier Entertainment Finance Corp.
1,650,000	5.875%, due 9/1/31 (b)		1,487,120
	Environmental Control	0.7%
	Tervita Corp.
840,000	11.00%, due 12/1/25 (b)		958,684
	Financial Services	1.1%
	Arrow Bidco LLC
1,391,000	9.50%, due 3/15/24 (b)		1,416,455
	Food and Beverage	1.0%
	H-Food Holdings LLC / Hearthside Finance Co, Inc.
1,400,000	8.50%, due 6/1/26 (b)		1,370,789
	Food Service	0.9%
	TKC Holdings, Inc.
1,200,000	10.50%, due 5/15/29 (b)		1,232,166
	Forest and Paper Products Manufacturing	1.1%
	Schweitzer-Mauduit International, Inc.
1,510,000	6.875%, due 10/1/26 (b)		1,424,270
	Healthcare - Services	2.4%
	Akumin Escrow, Inc.
1,350,000	7.50%, due 8/1/28 (b)		1,142,782
	Hadrian Merger Sub, Inc.
603,000	8.50%, due 5/1/26 (b)		609,998
	ModivCare Escrow Issuer, Inc.
1,450,000	5.00%, due 10/1/29 (b)		1,367,060
			3,119,840

	Household Products/Warehouse	0.9%
	Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.
1,250,000	5.00%, due 12/31/26 (b)		1,129,550
	Industrial - Other	1.2%
	Cleaver-Brooks, Inc.
1,600,000	7.875%, due 3/1/23 (b)		1,538,616
	Machinery - Farm	1.0%
	OT Merger Corp.
1,475,000	7.875%, due 10/15/29 (b)		1,316,578
	Machinery Manufacturing	2.4%
	Granite US Holdings Corp.
1,250,000	11.00%, due 10/1/27 (b)		1,335,063
	JPW Industries Holding Corp.
1,580,000	9.00%, due 10/1/24 (b)		1,632,171
	MAI Holdings, Inc.
700,000	9.50%, due 6/1/23 (b) (d)		199,500
			3,166,734
	Machinery - Thermal Process	1.0%
	GrafTech Finance, Inc.
1,350,000	4.625%, due 12/15/28 (b)		1,314,056
	Manufactured Goods	1.6%
	FXI Holdings, Inc.
836,000	7.875%, due 11/1/24 (b)		824,476
	Park-Ohio Industries, Inc.
1,420,000	6.625%, due 4/15/27		1,243,991
			2,068,467
	Marine Transportation	0.6%
	Altera Infrastructure LP / Teekay Offshore Finance Corp.
1,500,000	8.50%, due 7/15/23 (b)		817,500
	Media	1.0%
	Univision Communications, Inc.
1,375,000	4.50%, due 5/1/29 (b)		1,308,044
	Metals and Mining	2.2%
	SunCoke Energy, Inc.
1,525,000	4.875%, due 6/30/29 (b)		1,465,128
	TMS International Corp./DE
1,500,000	6.25%, due 4/15/29 (b)		1,444,178
			2,909,306
	Midstream	1.1%
	Rockpoint Gas Storage Canada Ltd.
1,390,000	7.00%, due 3/31/23 (b)		1,389,653
	Office Automation & Equipment	2.2%
	Pitney Bowes, Inc.
1,500,000	6.875%, due 3/15/27 (b)		1,414,613
	Xerox Holdings Corp.
1,425,000	5.50%, due 8/15/28 (b)		1,423,909
			2,838,522
	Oil and Gas Services	4.9%
	Archrock Partners LP / Archrock Partners Finance Corp.
675,000	6.875%, due 4/1/27 (b)		693,644
	CSI Compressco LP / CSI Compressco Finance, Inc.
1,675,000	7.50%, due 4/1/25 (b)		1,659,925

	Exterran Energy Solutions LP / EES Finance Corp.
1,350,000	8.125%, due 5/1/25		1,356,750
	USA Compression Partners LP / USA Compression Finance Corp.
985,000	6.875%, due 4/1/26		990,530
250,000	6.875%, due 9/1/27		250,523
	Welltec International ApS
1,400,000	8.25%, due 10/15/26 (b)		1,435,532
			6,386,904
	Paper	2.0%
	Clearwater Paper Corp.
1,300,000	4.75%, due 8/15/28 (b)		1,224,087
	Mercer International, Inc.
1,450,000	5.125%, due 2/1/29		1,420,082
			2,644,169
	Pipelines	7.3%
	Genesis Energy LP / Genesis Energy Finance Corp.
175,000	8.00%, due 1/15/27		177,189
1,050,000	7.75%, due 2/1/28		1,038,634
	ITT Holdings LLC
1,639,000	6.50%, due 8/1/29 (b)		1,538,987
	Martin Midstream Partners LP / Martin Midstream Finance Corp.
1,450,000	11.50%, due 2/28/25 (b)		1,496,617
	NGL Energy Operating LLC / NGL Energy Finance Corp.
1,450,000	7.50%, due 2/1/26 (b)		1,457,685
	Summit Midstream Holdings LLC / Summit Midstream Finance Corp.
1,475,000	5.75%, due 4/15/25		1,256,147
1,375,000	8.50%, due 10/15/26 (b)		1,367,747
	TransMontaigne Partners LP / TLP Finance Corp.
1,336,000	6.125%, due 2/15/26		1,302,921
			9,635,927
	Publishing and Broadcasting	1.0%
	Salem Media Group, Inc.
1,385,000	6.75%, due 6/1/24 (b)		1,358,727
	Radio	4.3%
	Audacy Capital Corp.
1,400,000	6.75%, due 3/31/29 (b)		1,329,020
	Beasley Mezzanine Holdings LLC
1,400,000	8.625%, due 2/1/26 (b)		1,360,611
	Spanish Broadcasting System, Inc.
1,480,000	9.75%, due 3/1/26 (b)		1,512,367
	Urban One, Inc.
1,400,000	7.375%, due 2/1/28 (b)		1,394,701
			5,596,699
	Real Estate	1.0%
	GEO Group, Inc.
1,350,000	5.125%, due 4/1/23		1,284,714

	REITs - Storage	0.9%
	Iron Mountain, Inc.
250,000	5.00%, due 7/15/28 (b)		248,070
1,000,000	5.25%, due 7/15/30 (b)		991,465
			1,239,535
	Retail - Office Supplies	1.4%
	Staples, Inc.
1,035,000	7.50%, due 4/15/26 (b)		1,025,296
900,000	10.75%, due 4/15/27 (b)		840,884
			1,866,180
	Retail - Propane Distribution	1.1%
	Ferrellgas LP / Ferrellgas Finance Corp.
1,600,000	5.875%, due 4/1/29 (b)		1,472,480
	Tobacco Manufacturing	1.0%
	Vector Group Ltd.
1,375,000	5.75%, due 2/1/29 (b)		1,270,837
	Transportation Services	2.2%
	Bristow Group, Inc.
1,400,000	6.875%, due 3/1/28 (b)		1,418,214
	First Student Bidco, Inc. / First Transit Parent, Inc.
1,600,000	4.00%, due 7/31/29 (b)		1,515,020
			2,933,234
	Water	1.2%
	Solaris Midstream Holdings LLC
1,500,000	7.625%, due 4/1/26 (b)		1,539,247
	Wireline Telecommunications Services	0.5%
	Intrado Corp.
660,000	5.375%, due 7/15/22 (b)		621,406
	Total Corporate Bonds (cost $127,506,028)		123,425,089

	BANK LOANS	0.2%
	Building Materials
232,414	Northwest Hardwoods Secured Term Loan		227,766
	Total Bank Loans (cost $217,404)		227,766

	MONEY MARKET FUND	3.1%
4,073,264	Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (a)		4,073,264
	Total Money Market Fund (cost $4,073,264)		4,073,264

	Total Investments (cost $131,933,713)	97.6%	127,899,887
	Other Assets less Liabilities	2.4%	3,176,869
	TOTAL NET ASSETS	100.0%	$131,076,756

(a)	Rate shown is the 7-day annualized yield as of February 28, 2022.
(b)	Security purchased within the terms of a private placement memorandum, exempt
	from registration under Rule 144A of the Securities Act of 1933, as amended, and
	may be sold only to dealers in the program or other "qualified institutional buyers."
	As of February 28, 2022, the value of these investments was $111,847,671 or 85.33% of total net assets.
(c)	Payment-in-kind interest is generally paid by issuing additional par of the security rather than paying cash.
(d)	Security valued at fair value using methods determined in good faith by or at the direction of the
	Board of Trustees of Advisors Series Trust. Value determined using significant unobservable inputs.
	As of February 28, 2022, the total value of fair valued securities was $373,268 or 0.28% of
	total net assets.
(e)	Non-income producing security.

PIA High Yield (MACS) Fund
Summary of Fair Value Disclosure at February 28, 2022 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of February 28, 2022:

	Level 1	Level 2	Level 3	Total

Common Stock	$-	$-	$173,768	$173,768
Fixed Income
Corporate Bonds	-	123,225,589	199,500	123,425,089
Bank Loans	-	227,766	-	227,766
Total Fixed Income	-	123,453,355	199,500	123,652,855
Money Market Fund	4,073,264	-	-	4,073,264
Total Investments	$4,073,264	$123,453,355	$373,268	$127,899,887

Refer to the Fund’s schedule of investments for a detailed break-out of securities.

Level 3 Reconciliation Disclosure
	Investments in Securities, at Value
	Common Stock	Corporate Bonds
Balance as of November 30, 2021	$173,768	$147,000
Accrued discounts/premiums	-	1,156
Realized gain/(loss)	-	-
Change in unrealized appreciation/(depreciation)	-	51,344
Purchases	-	-
Sales	-	-
Transfers in and/or out of Level 3	-	-
Balance as of February 28, 2022	$173,768	$199,500

The change in unrealized appreciation/(depreciation) for Level 3 securities still held at February 28, 2022, and still classified as Level 3 was $51,344.